SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT [Text Block]	19. SUBSEQUENT EVENT On February 25, 2025, 1,500,000 warrants were exercised at an exercise price of $0.85 for gross proceeds of $1,275,000.